Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Activity for the period:	$ 350,357	$ 296,474	$ (619,576)
Changes in non-cash working capital balances:
Accounts receivable	(1,750)	6,250	9,850
Prepaid expenses	(6,971)	(6,845)	(2,433)
Accounts payable and accrued expenses	40,897	13,610	49,793
Accrued dividends payable	286,310	256,929	538,729
Net cash provided by (used in) operating activities	(31,871)	(26,530)	(52,271)
INVESTING ACTIVITIES
Dividends paid	0	0	0
Purchases of Furniture, Fixtures &Equipment	0	0	0
Dividends Paid	0	0	0
Net cash provided by (used in) investing activities	0	0	0
FINANCING ACTIVITIES
Common Stock issuance	0	0	0
Paid in Capital	0	0	0
Notes Payable	25,360	56,420	54,098
Net cash provided by (used in) financing activities	25,360	56,420	54,098
Net increase (decrease) in cash	(6,511)	29,890	(1,827)
Cash, beginning of period	9,786	7,958	9,785
Cash, end of period	$ 3,275	$ 37,848	$ 7,958